Assets and Liabilities Measured at Fair Value (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets:
Cash and cash equivalents	¥ 183,078	¥ 141,729
Derivatives	254	831
Total assets	218,724	165,900
Liabilities:
Derivatives	14,945	25,493
Total liabilities	14,945	25,493
Government Bonds
Assets:
Available-for-sale (noncurrent)	307	181
Corporate Bonds
Assets:
Available-for-sale (noncurrent)	481	560
Available-for-sale (current)		30
Fund Trusts
Assets:
Available-for-sale (noncurrent)	68	1,234
Equity Securities
Assets:
Available-for-sale (noncurrent)	34,536	21,335
Fair Value, Inputs, Level 1
Assets:
Total assets	34,854	21,705
Fair Value, Inputs, Level 1 | Government Bonds
Assets:
Available-for-sale (noncurrent)	307	181
Fair Value, Inputs, Level 1 | Corporate Bonds
Assets:
Available-for-sale (current)		30
Fair Value, Inputs, Level 1 | Fund Trusts
Assets:
Available-for-sale (noncurrent)	11	159
Fair Value, Inputs, Level 1 | Equity Securities
Assets:
Available-for-sale (noncurrent)	34,536	21,335
Fair Value, Inputs, Level 2
Assets:
Cash and cash equivalents	183,078	141,729
Derivatives	254	831
Total assets	183,530	143,751
Liabilities:
Derivatives	14,945	25,493
Total liabilities	14,945	25,493
Fair Value, Inputs, Level 2 | Corporate Bonds
Assets:
Available-for-sale (noncurrent)	141	116
Fair Value, Inputs, Level 2 | Fund Trusts
Assets:
Available-for-sale (noncurrent)	57	1,075
Fair Value, Inputs, Level 3
Assets:
Total assets	340	444
Fair Value, Inputs, Level 3 | Corporate Bonds
Assets:
Available-for-sale (noncurrent)	¥ 340	¥ 444